Acquisitions	12 Months Ended
Jul. 31, 2012
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS

Netcordia Acquisition

On May 1, 2010, we acquired all of the outstanding stock of Netcordia, a company engaged in building appliances that allow IT administrators to automate network change, manage configurations, improve regulatory and policy compliance and audit network infrastructure. Netcordia was founded in 2000 and was located in Annapolis, Maryland. This acquisition provided us with potential synergy by combining technology in two adjacent categories (IP Address Management and Network Change and Configuration Management) and allowing us to deliver new capabilities in an emerging market driven by virtualization and cloud services.

We accounted for the Netcordia acquisition using the acquisition method of accounting for business combinations. The acquisition agreement required that we issue 15% of our issued and outstanding capital stock on a fully diluted basis as consideration for the purchase of all Netcordia capital stock and any options or other rights to purchase securities of Netcordia.

The transaction was valued at $43.5 million, which included 1,602,543 shares of our common stock valued at $10.1 million, an aggregate of 12,734,005 shares of our Series F-1, F-2 and F-3 convertible preferred stock (collectively, “Series F”) valued at $29.6 million, assumed earned and vested options to purchase 281,666 shares of our common stock valued at $1.6 million, and warrants to purchase 336,488 shares of our common stock valued at $2.1 million. The value of all equity securities issued on the date of the acquisition was based on management’s determination of the aggregate equity value of our company as of April 30, 2010 using a weighted combination of the value indications under income and market approaches which was then allocated to each of our classes of stock using the Option Pricing Method, or the OPM. The OPM treats common stock and convertible preferred stock as call options on a business, with exercise prices based on the aggregate liquidation preferences of the convertible preferred stock. The common stock issued in the acquisition was valued at $6.33 per share and the shares of Series F convertible preferred stock were valued between $2.29 and $2.34, depending on the liquidation preference of the Series F issued (see Note 10).

We assumed Netcordia options entitling the holders to purchase shares of our common stock at a weighted-average exercise price of $0.69 per share. The fair value of the assumed options, both vested and unvested, was determined using the Black-Scholes option-pricing model with the following assumptions: zero dividend yield; expected volatility of 60%; a risk-free interest rate of 2.40%; and a weighted-average expected life of 4.43 years. The fair value of the assumed earned and vested options allocated to the purchase price was $1.6 million. The fair value of assumed unearned options was $1.3 million, which will be recognized as stock-based compensation over the period that the stock options are earned.

A summary of the total purchase price is as follows (in thousands):

Common stock	$10,145
Series F convertible preferred stock	29,590
Fair value of earned and vested options issued	1,632
Common stock warrants	2,130
Total purchase price	$43,497

The fair value of assets acquired and liabilities assumed was based on their estimated fair value as of May 1, 2010. The excess purchase price over those fair values was recorded as goodwill. The fair value assigned to intangible assets acquired was based on several factors, including valuations, estimates and assumptions.

Common Stock Warrants

In connection with the Netcordia acquisition we issued warrants to purchase 336,488 shares of our common stock at $0.07 per share to the holders of the Netcordia common stock warrants, of which 692 shares were unexercised as of July 31, 2012. The warrants were immediately exercisable. We determined the fair value of the warrants on the date of issuance to be $2.1 million or $6.33 per share, as determined by the BSM option-pricing model using the following assumptions: zero dividend yield; expected volatility of 60%; a risk-free interest rate of 2.5%; and a weighted-average contractual term of 8 years. All of these warrants were fully vested at the time of grant and were recorded in the purchase price accounting.

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$1,267
Accounts receivable, net	955
Other current assets	610
Property and equipment, net	373
Noncurrent assets	30
Other intangible assets:
Developed technology	3,700
Customer relationships	5,900
Trademarks	200
Non-compete agreements	1,500
Goodwill	32,064
Other accrued liabilities	(399)
Deferred revenue	(2,438)
Preferred stock warrant liability	(265)
Total purchase price	$43,497

Pursuant to the acquisition agreement, 10% of the aggregate common and Series F convertible preferred stock consideration was deposited in an escrow account as security for the satisfaction of indemnification claims, if any, made by us under the acquisition agreement. All of the consideration that was deposited in the escrow account was distributed to the Netcordia stockholders in May 2010.

Of the total purchase price, $11.3 million was allocated to identified intangible assets, including developed technology of $3.7 million, customer relationships of $5.9 million, trademarks of $0.2 million and non-compete agreements of $1.5 million. We are amortizing these intangible assets on a straight-line basis over estimated useful lives ranging between one to six years. Amortization expense for these intangible assets amounted to $0.7 million, $2.8 million and $2.1 million for the years ended July 31, 2010, 2011 and 2012.

We recorded acquisition-related transaction costs of $0.6 million, which were included in general and administrative expenses during the year ended July 31, 2010 in the consolidated statements of operations.

Unaudited pro forma information

Supplemental information on an unaudited pro forma basis is presented below for the year ended July 31, 2010 (in thousands):

Year Ended July 31, 2010
(Unaudited)
Pro forma net revenue	$108,097
Pro forma loss from operations	$(466)
Pro forma net loss	$(2,169)

The unaudited pro forma financial information combines the results of operations of Infoblox Inc. and Netcordia as if the acquisition of Netcordia had occurred as of the beginning of the year ended July 31, 2010, or August 1, 2009. The pro forma results include the business combination accounting effects resulting from the acquisition such as the amortization charges from acquired intangible assets. The pro forma information presented does not purport to present what the actual results would have been had the acquisition actually occurred on August 1, 2009, nor is the information intended to project results for any future period. Further, the unaudited pro forma information excludes any benefits that may result from the acquisition due to synergies that were derived from the elimination of duplicative costs.

SolSoft Acquisition

On April 15, 2011, we acquired certain assets and certain liabilities of a company formerly named SolSoft S.A. (“SolSoft”) from LogLogic, Inc. (“LogLogic”). SolSoft was engaged in the design, deployment and documentation of security policies in single and multi-vendor networks. This acquisition provided us the ability to expand our product offerings into firewall products and software security. A member of our board of directors and representative of a venture capital firm stockholder was also a member of the board of directors of LogLogic.

We accounted for the SolSoft acquisition using the acquisition method of accounting for business combinations. We paid cash consideration of $2.2 million. The fair value of assets acquired and liabilities assumed was based on their estimated fair value as of April 15, 2011. The excess purchase price over those fair values was recorded as goodwill. The fair value assigned to intangible assets acquired was based on several factors, including valuations, estimates and assumptions.

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Accounts receivable	$297
Property and equipment, net	35
Other intangible assets:
Developed technology	1,160
Customer relationships	660
Goodwill	485
Other accrued liabilities	(109)
Deferred revenue	(326)
Total purchase price	$2,202

Of the total purchase price, $1.8 million was allocated to identified intangible assets, including developed technology of $1.2 million and customer relationships of $0.7 million. We are amortizing these intangible assets on a straight-line basis over an estimated useful life of five to seven years. Amortization expense for these intangible assets amounted to $0.1 million and $0.3 million for the years ended July 31, 2011 and 2012.

We recorded acquisition-related transaction costs of $0.3 million, which were included in general and administrative expenses during the year ended July 31, 2011 in the consolidated statements of operations.

The historical financial results of the company formerly named SolSoft were insignificant in relation to our consolidated net revenue and net loss. As such, we have not provided additional historical pro forma acquisition information.

Acquisition of Certain Patents from Avaya, Inc.

On January 27, 2011, we acquired certain patents from Avaya, Inc. to complement our existing network solutions and technology patents. We paid cash consideration of $1.0 million to acquire these patents. Under the terms of the patent purchase agreement, Avaya and its authorized affiliates retain a perpetual, unrestricted, royalty-free, non-exclusive right to the patents but are not allowed to distribute or sell products containing the technology covered by the patents to certain restricted companies. The acquisition of the patents has been accounted for as a purchase of an asset and, accordingly, the total purchase price has been allocated to the patents acquired based on their respective fair values on the acquisition date.

As a result of the acquisition, we recorded intangible assets of $1.0 million, which was comprised of the patents. We are amortizing the value of these patents on a straight-line basis over an estimated useful life of six years. Amortization expense for these patents amounted to $0.1 million and $0.2 million for the years ended July 31, 2011 and 2012.

An immaterial amount of acquisition-related transaction costs were included in general and administrative expenses during the year ended July 31, 2011 in the consolidated statement of operations.